Provision for judicial and administrative proceedings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 20,123,806	R$ 18,140,556
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Total	18,171,345	16,309,439
Provision For Tax [Member] | Fst Funttel And Ebc [Member]
IfrsStatementLineItems [Line Items]
Total	3,666,656	3,266,381
Provision For Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	3,275,840	3,026,326
Provision For Tax [Member] | State Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	9,640,939	8,782,114
Provision For Tax [Member] | Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,587,910	R$ 1,234,618